Employee benefits (Details 2) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Re-measurements due to:
Liabilities assumed/(transferred)(	[1]	₨ 0	₨ (4)
Parent Company Gratuity plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year		2,894	2,628
Current service cost		364	328	₨ 281
Interest on defined obligations		171	144
Past service cost		17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(61)	7
Actuarial loss/(gain) due to demographic assumptions		(32)	24
Actuarial loss/(gain) due to experience changes		67	60
Benefits paid		(344)	(293)
Defined benefit obligations at the end of the year		₨ 3,076	₨ 2,894	₨ 2,628

[1]	Rounded to the nearest million